Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2016
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Dec. 30, 2016
Document Effective Date	Jan. 01, 2017
Prospectus Date	Jan. 01, 2017
Jensen Quality Value Fund | Jensen Quality Value Fund - I Shares
Prospectus:
Trading Symbol	JNVIX
Jensen Quality Value Fund | Jensen Quality Value Fund - J Shares
Prospectus:
Trading Symbol	JNVSX